                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2013
                                               -------------------
Check Here if Amendment / /; Amendment Number:
                                               ---
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Motley Fool Asset Management LLC
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Address:      2000 Duke St, Suite 175, Alexandria, VA 22314
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Form 13F File Number:   028-14177
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip Biedronski
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Title:   Treasurer
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Phone:   703-254-1566
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Signature, Place, and Date of Signing:

     /s/ Philip Biedronski              Alexandria, VA              5/9/2013
------------------------------- ----------------------------- ------------------
          [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Sum:


Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:         80
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Form 13F Information Table Value Total:    252,227
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                                          (thousands)

                      FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- --------- ------- --------
Berkshire Hathaway       Ordinary
 Inc                      Shares        084670108        9,846         63   SH          SOLE                     63
Markel Corp              Ordinary
                          Shares        570535104        8,987     17,850   SH          SOLE                 17,850
HCC Insurance            Ordinary
 Holdings Inc             Shares        404132102        8,414    200,200   SH          SOLE                200,200
Loews Corp               Ordinary
                          Shares        540424108        7,610    172,690   SH          SOLE                172,690
Denbury Resources        Ordinary
 Inc                      Shares        247916208        7,451    399,500   SH          SOLE                399,500
WellPoint Inc            Ordinary
                          Shares        94973V107        7,378    111,397   SH          SOLE                111,397
Yum! Brands Inc          Ordinary
                          Shares        988498101        7,132     99,132   SH          SOLE                 99,132
Apple Inc                Ordinary
                          Shares        037833100        7,038     15,900   SH          SOLE                 15,900
SBA Communications       Ordinary
 Corp                     Shares        78388J106        6,930     96,250   SH          SOLE                 96,250
Brookfield Asset         Ordinary
 Management Inc           Shares        112585104        6,367    174,474   SH          SOLE                174,474
Chipotle Mexican         Ordinary
 Grill Inc                Shares        169656105        6,257     19,200   SH          SOLE                 19,200
Google Inc               Ordinary
                          Shares        38259P508        5,956      7,500   SH          SOLE                  7,500
Natus Medical Inc        Ordinary
                          Shares        639050103        5,868    436,600   SH          SOLE                436,600
Under Armour Inc         Ordinary
                          Shares        904311107        5,832    113,910   SH          SOLE                113,910
Banco                    Ordinary
 Latinoamericano de       Shares        P16994132        5,712    230,865   SH          SOLE                230,865
 Comercio Exterior
 SA
Infinera Corp            Ordinary
                          Shares        45667G103        5,394    770,600   SH          SOLE                770,600
Annaly Capital           Real Estate
 Management Inc           Trust         035710409        5,355    336,989   SH          SOLE                336,989
Paychex Inc              Ordinary
                          Shares        704326107        5,319    151,702   SH          SOLE                151,702
American Tower Corp      Real Estate
                          Trust         03027X100        5,269     68,500   SH          SOLE                 68,500
Costco Wholesale         Ordinary
 Corp                     Shares        22160K105        5,046     47,558   SH          SOLE                 47,558
Penn National            Ordinary
 Gaming Inc               Shares        707569109        4,812     88,400   SH          SOLE                 88,400
Baidu Inc                American
                          Depository
                          Receipts      056752108        4,752     54,186   SH          SOLE                 54,186
Innophos Holdings        Ordinary
 Inc                      Shares        45774N108        4,431     81,164   SH          SOLE                 81,164
Arcos Dorados            Ordinary
 Holdings Inc             Shares        G0457F107        4,142    313,762   SH          SOLE                313,762
Covidien PLC             Ordinary
                          Shares        G2554F113        4,079     60,128   SH          SOLE                 60,128
DR.REDDY'S               American
 LABORATORIES LTD         Depository
                          Receipts      256135203        4,042    124,956   SH          SOLE                124,956
TD Ameritrade            Ordinary
 Holding Corp             Shares        87236Y108        3,815    185,000   SH          SOLE                185,000
Brookfield
 Infrastructure
 Partners LP             Unit           G16252101        3,506     92,127   SH          SOLE                 92,127
Geospace                 Ordinary
 Technologies Corp        Shares        37364X109        3,497     32,400   SH          SOLE                 32,400
Level 3                  Ordinary
 Communications Inc       Shares        52729N308        3,448    169,918   SH          SOLE                169,918
DreamWorks               Ordinary
 Animation SKG Inc        Shares        26153C103        3,310    174,600   SH          SOLE                174,600
Enstar Group Ltd         Ordinary
                          Shares        G3075P101        3,021     24,310   SH          SOLE                 24,310
TriMas Corp              Ordinary
                          Shares        896215209        2,948     90,800   SH          SOLE                 90,800
NVIDIA Corp              Ordinary
                          Shares        67066G104        2,733    213,000   SH          SOLE                213,000
Zimmer Holdings Inc      Ordinary
                          Shares        98956P102        2,633     35,000   SH          SOLE                 35,000
FormFactor Inc           Ordinary
                          Shares        346375108        2,630    559,600   SH          SOLE                559,600
Schweitzer Mauduit       Ordinary
 International Inc        Shares        808541106        2,409     62,200   SH          SOLE                 62,200
BRF Brasil Foods SA      American
                          Depository
                          Receipts      10552T107        2,403    108,704   SH          SOLE                108,704
Occidental               Ordinary
 Petroleum Corp           Shares        674599105        2,402     30,645   SH          SOLE                 30,645
American Woodmark        Ordinary
 Corp                     Shares        030506109        2,355     69,200   SH          SOLE                 69,200
INTL FCStone Inc         Ordinary
                          Shares        46116V105        2,312    132,813   SH          SOLE                132,813
Monarch Financial        Ordinary
 Holdings Inc             Shares        60907Q100        2,255    212,500   SH          SOLE                212,500
Diamond Hill             Ordinary
 Investment Group         Shares        25264R207        2,224     28,584   SH          SOLE                 28,584
 Inc
Cisco Systems Inc        Ordinary
                          Shares        17275R102        2,194    105,000   SH          SOLE                105,000
Dollar Tree Inc          Ordinary
                          Shares        256746108        2,179     45,000   SH          SOLE                 45,000
Tractor Supply Co        Ordinary
                          Shares        892356106        2,083     20,000   SH          SOLE                 20,000
Compagnie Generale       American
 de Geophysique           Depository
 Veritas SA               Receipts      204386106        2,081     92,500   SH          SOLE                 92,500
Red Robin Gourmet        Ordinary
 Burgers Inc              Shares        75689M101        2,052     45,000   SH          SOLE                 45,000
Retail Opportunity       Real Estate
 Investments Corp         Trust         76131N101        2,012    143,560   SH          SOLE                143,560
Thor Industries Inc      Ordinary
                          Shares        885160101        2,005     54,488   SH          SOLE                 54,488
Varian Medical           Ordinary
 Systems Inc              Shares        92220P105        1,872     26,000   SH          SOLE                 26,000
Flow International       Ordinary
 Corp                     Shares        343468104        1,851    473,400   SH          SOLE                473,400
Wynn Resorts Ltd         Ordinary
                          Shares        983134107        1,827     14,600   SH          SOLE                 14,600
Actuant Corp             Ordinary
                          Shares        00508X203        1,730     56,500   SH          SOLE                 56,500
Drew Industries Inc      Ordinary
                          Shares        26168L205        1,718     47,311   SH          SOLE                 47,311
Autozone Inc             Ordinary
                          Shares        053332102        1,706      4,300   SH          SOLE                  4,300
Heckmann Corp            Ordinary
                          Shares        422680108        1,682    392,000   SH          SOLE                392,000
Crown Holdings Inc       Ordinary
                          Shares        228368106        1,664     40,000   SH          SOLE                 40,000
KAR Auction              Ordinary
 Services Inc             Shares        48238T109        1,532     76,500   SH          SOLE                 76,500
Horsehead Holding        Ordinary
 Corp                     Shares        440694305        1,504    138,200   SH          SOLE                138,200
Quest Diagnostics        Ordinary
 Inc                      Shares        74834L100        1,355     24,000   SH          SOLE                 24,000
Liberty Interactive      Ordinary
 Corp                     Shares        53071M104        1,243     58,150   SH          SOLE                 58,150
KapStone Paper and       Ordinary
 Packaging Corp           Shares        48562P103        1,229     44,200   SH          SOLE                 44,200
Carbo Ceramics Inc       Ordinary
                          Shares          2238821        1,202     13,200   SH          SOLE                 13,200
Suffolk Bancorp          Ordinary
                          Shares        864739107        1,120     78,646   SH          SOLE                 78,646
Carter Bank and          Ordinary
 Trust                    Shares        146102108          846     90,000   SH          SOLE                 90,000
XPO Logistics Inc        Ordinary
                          Shares        983793100          615     36,500   SH          SOLE                 36,500
New Hampshire            Ordinary
 Thrift Bancshares        Shares        644722100          607     45,950   SH          SOLE                 45,950
 Inc
Cloud Peak Energy        Ordinary
 Inc                      Shares        18911Q102          582     31,000   SH          SOLE                 31,000
Teva Pharmaceutical      American
 Industries Ltd           Depository
                          Receipts      881624209          484     12,201   SH          SOLE                 12,201
HDFC Bank Ltd            American
                          Depository
                          Receipts      40415F101          413     11,050   SH          SOLE                 11,050
Sunstone Hotel           Real Estate
 Investors Inc            Trust         867892101          406     33,000   SH          SOLE                 33,000
Industrias Bachoco       American
 SAB de CV                Depository
                          Receipts      456463108          385     12,000   SH          SOLE                 12,000
Sterlite Industries      American
 (India) Ltd              Depository
                          Receipts      859737207          350     50,080   SH          SOLE                 50,080
Capstead Mortgage        Real Estate
 Corp                     Trust         14067E506          321     25,000   SH          SOLE                 25,000
Williams-Sonoma Inc      Ordinary
                          Shares        969904101          258      5,000   SH          SOLE                  5,000
Credicorp Ltd            Ordinary
                          Shares          2232878          249      1,500   SH          SOLE                  1,500
Statoil ASA              American
                          Depository
                          Receipts        2763129          246     10,000   SH          SOLE                 10,000
St. Jude Medical         Ordinary
 Inc                      Shares        790849103          243      6,000   SH          SOLE                  6,000
Horsehead Holding
 Corp. 10.500
 06/01/2017              NOTE           440694AC1        1,063  1,000,000  PRN          SOLE              1,000,000